Short-Term Borrowings And Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Debt Instrument [Line Items]
Debt and Lease Obligation	$ 481.2	$ 482.5
Short-term borrowings and current portion of long-term debt	35.7	5.1
Long-term Debt	$ 445.5	477.4
Debt Instrument Details [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	5.90%
Amortization of Debt Issuance Costs	$ 0.7	$ 0.8
Line of Credit Facility, Maximum Borrowing Capacity	$ 250.0
Long-term Debt, Maturities, Repayment Terms	seven years
Short-term Debt, Weighted Average Interest Rate, at Point in Time	6.00%	2.30%
Debt Instrument Maturities [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 35.7
Long-term Debt, Maturities, Repayments of Principal in Year Two	0.0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0.0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0.0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0.0
Long-term Debt, Maturities, Repayments of Principal after Year Five	445.5
Borrowings on global committed bank facility	565.2	$ 0.0	$ 250.0
Line of Credit
Debt Instrument Maturities [Abstract]
Borrowings on global committed bank facility	68.0
United States of America, Dollars
Debt Instrument [Line Items]
Debt and Lease Obligation	481.2	482.2
United States of America, Dollars | Senior Notes
Debt Instrument [Line Items]
Senior Notes	$ 445.5	444.9
Debt Instrument Details [Abstract]
Debt Instrument, Face Amount		$ 450.0
Debt Instrument, Purchase Price as a Percentage of Par Value		99.213%
Debt Instrument, Discount		$ 3.5
Debt Instrument, Interest Rate, Stated Percentage	5.125%
Debt Instrument, Interest Rate, Effective Percentage	5.60%
Debt Instrument Maturities [Abstract]
Payments of Debt Issuance Costs		4.0
United States of America, Dollars | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Notes Payable	$ 32.2	34.9
Debt Instrument Details [Abstract]
Debt Instrument, Face Amount	$ 50.0
Debt Instrument, Interest Rate, Stated Percentage	5.90%
Debt Instrument, Basis Spread on Variable Rate	1.20%
United States of America, Dollars | Revolving Credit Facilities short term, secured uncommitted [Member]
Debt Instrument Details [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3.8
United States of America, Dollars | Line of Credit
Debt Instrument [Line Items]
Other committed bank facility	3.5	2.4
Debt Instrument Details [Abstract]
Debt Instrument, Face Amount	$ 8.0	12.5
Debt Instrument, Interest Rate, Stated Percentage	7.06%
United States of America, Dollars | Unused lines of Credit
Debt Instrument [Line Items]
Other committed bank facility		4.0
Foreign Currency [Domain] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Notes Payable	$ 0.0	$ 0.3
Foreign Currency [Domain] | Revolving Credit Facilities short term, unsecured uncommitted [Member]
Debt Instrument Details [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	11.4
Balloon Payment [Member] | United States of America, Dollars | Notes Payable, Other Payables [Member]
Debt Instrument Details [Abstract]
Repayments of Long-term Debt	31.8
Fixed Monthly Payments [Member] | United States of America, Dollars | Notes Payable, Other Payables [Member]
Debt Instrument Details [Abstract]
Repayments of Long-term Debt	$ 0.2